Goodwill and Intangible Assets, Net - Changes in Balance of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 194.7	$ 182.7	$ 217.9
Goodwill acquired	23.1	12.1
Foreign currency translation adjustment		(0.1)
Ending Balance	$ 217.8	$ 194.7	$ 217.9